7. Accrued Expenses (Details) (USD $)	Jul. 31, 2013	Apr. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Accrued Expenses Details [Abstract]
Accrued compensation		$ 44,692	$ 50,923	$ 33,930
Accrued settlement payable				40,000
Other accrued expenses		83,877	24,989	54,373
Accrued expenses	$ 126,462	$ 128,569	$ 75,912	$ 128,303